Note H - Accrued Laibilites (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011

Compensation	$243,049	$227,579
Compensated absences	133,535	159,949
Dividends payable (see Note K)	3,435	3,435
Interest payable – related party (Note K)	47,935	23,309
Accrued legal and accounting fees	84,954	111,300
Income taxes (see Note P)	-	26,500
Other	80,691	123,761

Total	$593,599	$675,833